INTANGIBLE ASSETS, NET - Amortization expenses (Details) - Dec. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
INTANGIBLE ASSETS, NET
2022	¥ 101,092	$ 15,864
2023	84,724	13,295
2024	53,751	8,435
2025	33,932	5,325
2026	34,956	5,485
Annual estimated amortization expenses for intangible assets	¥ 308,455	$ 48,404